ACQUISITIONS (Details 2)	Mar. 25, 2015 USD ($)
Assets acquired
Cash	$ 245,174
Inventory	1,878
Other assets	165
Developed technology	3,000,000
Trademark	700,000
Goodwill	6,455,645
Total assets acquired	402,862
Liabilities assumed
Accounts payable	301,940
Accrued liabilities	6,018
Notes Payable	259,938
Total	567,896
Net assets assumed	$ 9,834,966